Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2022 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Jun. 30, 2022 USD ($)
Disclosure of equity [line items]
Recognized net income		$ 247,649,107
Recognized net losses				$ 294,532,168
Negative equity amount		1,669,677,465		2,170,000,783
Negative working capital		233,568,966		464,254,286
Gain (loss) on non-controlling interest		(141,171)		$ 128,502
Net actuarial losses in other comprehensive income (loss) net of deferred income tax		158,392,790	$ 241,537,186
Short- term debt principal maturities		$ 421,304,336
Percentage of discount and return on plan asset		9.40%		8.46%	9.40%
Percentage of share profit duty		40.00%		54.00%
Post-employment benefit expense, defined benefit plans		$ (10,556,152)	$ (10,468,424)
Proceeds from FONADIN grants	$ 23,000,000	23,000,000
Certificates of Contribution "A" [member]
Disclosure of equity [line items]
Capital contributions received from government towards construction of refinery and payment of debt		90,437,539
Forecast [Member]
Disclosure of equity [line items]
Total Approved financing for 2022		65,000,000
Approved financing for 2022		27,242,000			$ 1,860,000
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance		62,750,000
Non Adjusting Event Reporting Period [Member]
Disclosure of equity [line items]
Mexican government contributions for payment of short term maturities borrowings		45,437,539
Non Adjusting Event [Member] | Deer Park Refining Limited [Member]
Disclosure of equity [line items]
Proportion of ownership interest in joint venture	50.005%
Contributions A [member]
Disclosure of equity [line items]
Increase in Certificates of Contribution		$ 90,437,539		$ 316,354,129